Note 15 - Mezzanine Equity and Stockholders' Equity (Details Textual) - USD ($)													1 Months Ended		3 Months Ended					6 Months Ended			12 Months Ended
	Jan. 24, 2025	Jul. 26, 2024	Jul. 19, 2024	Jul. 18, 2024	Apr. 03, 2024	Apr. 02, 2024	Nov. 09, 2023	Aug. 15, 2023	Apr. 24, 2023	Apr. 24, 2023	Feb. 21, 2023	Jan. 20, 2023	May 31, 2025	Jul. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share (in dollars per share)															$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Private Placement																							$ 4,120,000	$ 0
Proceeds from Issuance or Sale of Equity										$ 10,800,000
Proceeds from Issuance or Sale of Equity, Gross										$ 12,400,000
Conversion of Stock, Amount Converted																							946,000
Gain (Loss) on Extinguishment of Debt															$ 74,000			$ 0		$ 52,000		$ 14,520,000	14,437,000	0
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 4,823,000	$ 2,863,000			$ 280,000				0
Payments of Stock Issuance Costs																				$ (0)		68,000	$ 68,000	$ (0)
Common Stock, Par or Stated Value Per Share (in dollars per share)															$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Additional Paid in Capital															$ 867,937,000					$ 867,937,000	$ 859,660,000		$ 859,660,000	$ 851,268,000
Preferred Stock, Redemption Premium, Percentage																					20.00%		20.00%
Proceeds from Issuance of Common Stock																							$ 1,366,000	755,000
Stock Issued During Period, Value, New Issues																								10,794,000
Preferred Stock, Value, Issued															0					0	$ 0		0	0
Equity Issued During Period, Units, New Issues (in shares)									4,096
Units, Number of Warrants Called by Each Unit (in shares)									1	1
Shares Issued, Price Per Share (in dollars per share)									$ 2,637	$ 2,637
Stock Issued During Period, Value, Exercise Of Warrants															$ 15,000	312,000								843,000
Proceeds from Warrant Exercises																				$ 327,000		0	$ 0	843,000
Asset Purchase Agreement With Varian Biopharmaceuticals, Inc. [Member]
Asset Purchase Agreement, Contingent Consideration						$ 2,300,000
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)																				800,000			200,000
Agreement, Maximum Equity Value to be Issued																		$ 35,000,000				35,000,000
Proceeds from Issuance of Common Stock																				$ 2,400,000			$ 9,000,000
Proceeds From Equity Issuance Receivable																					300,000		$ 300,000
The 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)																									34
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)								717
Senior Convertible Notes With First PIPE [Member]
Long-Term Debt, Gross														$ 1,200,000
Gain (Loss) on Extinguishment of Debt														(100,000)							(100,000)
Senior Convertible Notes With First PIPE [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Liability														300,000
June and July Notes [Member]
Gain (Loss) on Extinguishment of Debt														$ 0							0
Conversion of Series C Preferred Stock Into Common Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)															$ 1,000					$ 1,000
Conversion of Stock, Amount Issued																				$ 7,686,000		$ 0
Conversion of Stock, Shares Issued (in shares)													4,382,192		5,009,113					8,054,644			52,719
Conversion of Stock, Amount Converted															$ 57,000					$ 105,000			$ 57,000
Conversion of Stock, Shares Converted (in shares)															2,260					10,781			4,219
Common Stock, Par or Stated Value Per Share (in dollars per share)															$ 0.001					$ 0.001
Additional Paid in Capital																					900,000		$ 900,000
Gain (Loss) on Conversion of Stock															$ 0					$ 0			0
July 2024 First Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				68,813
Class of Warrant or Right, Issued During Period (in shares)														18,182
Proceeds from (Repurchase of) Equity														$ 3,400,000
Proceeds from Issuance of Warrants														$ 2,600,000
July 2024 First Purchase Agreement Warrants [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)				80
July 2024 First Purchase Agreement Warrants [Member] | Chief Managerial Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)				53
July 2024 Second Purchase Agreement Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)														5,348
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 5,348
Proceeds from Issuance of Warrants														$ 700,000
July 2024 Second Purchase Agreement Warrants [Member] | Placement Agent Fees and Expenses [Member]
Class of Warrant or Right, Issued During Period (in shares)		160
July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Class of Warrant or Right, Exchanged During Period																					4,125		4,125
July 2024 First Purchase Agreement [Member] | First Private Placement to Senior Convertible Notes [Member]
Class of Warrant or Right, Exchanged During Period														$ 8,891
July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Class of Warrant or Right, Exchanged During Period																					37,614		37,614
July 2024 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 205.5	$ 1.1			$ 1.9714		$ 1.1		$ 1.9714
Warrants and Rights Outstanding, Term (Year)														5 years
Proceeds from Warrant Exercises																				$ 300,000
April 2023 Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 2,637	$ 2,637
Warrants and Rights Outstanding, Term (Year)									5 years	5 years
December 2019 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											6	2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 544,050	$ 544,050
May 2020 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											6	6
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 358,875	$ 358,875
March 2021 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												99
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 162,000
January 2023 Existing Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												107
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 9,000
Stock Issued During Period, Value, Exercise Of Warrants												$ 1,000,000
Proceeds from Warrant Exercises											$ 700,000	$ 700,000
Fair Value of Warrant Modifications Related to Warrant Exercise Inducement											$ 1,200,000												0	1,238,000
January 2023 New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												214
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 9,684
Warrants and Rights Outstanding, Term (Year)												5 years
July 2018 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 540,000
December 2018 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											11
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 546,750
February 2023 Existing Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 6,354
Stock Issued During Period, Value, Exercise Of Warrants											$ 200,000
Proceeds from Warrant Exercises											100,000
Fair Value of Warrant Modifications Related to Warrant Exercise Inducement											$ 300,000												$ 0	274,000
February 2023 New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											49
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 9,684
Warrants and Rights Outstanding, Term (Year)											5 years
July 2024 First Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				68,813
Proceeds from Issuance of Private Placement				$ 12,900,000
Noncash Proceeds from Issuance of Private Placement				$ 9,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 205.5
July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Class of Warrant or Right, Exchanged During Period														$ 4,125
July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Class of Warrant or Right, Exchanged During Period														437,614
July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Conversion of Stock, Amount Converted																					7,000,000
First PIPE [Member] | Chief Executive Officer [Member]
Proceeds from Issuance or Sale of Equity				$ 15,000
First PIPE [Member] | Chief Managerial Officer [Member]
Proceeds from Issuance or Sale of Equity				$ 10,000
July 2024 Second Purchase Agreement [Member]
Proceeds from Issuance of Private Placement		$ 1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 5,348
Proceeds from (Repurchase of) Equity														3,400,000
Proceeds from Issuance or Sale of Equity, Gross														1,000,000
First and Second Private Placement [Member]
Payments of Stock Issuance Costs														1,200,000							1,200,000
First and Second Private Placement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Payments of Stock Issuance Costs														200,000
First and Second Private Placement [Member] | First and Second Purchase Agreement Placement Agent [Member]
Payments of Stock Issuance Costs																					200,000
First and Second Private Placement [Member] | July 2024 Warrants [Member]
Payments of Stock Issuance Costs														$ 1,100,000							$ 1,100,000
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)															700,000								200,000
Proceeds from Issuance or Sale of Equity																				$ 2,403,000		$ 0	$ 8,791,000	0
Agreement, Maximum Equity Value to be Issued																		$ 35,000,000				35,000,000
Stock Issued During Period, Value, New Issues, Percentage of Total Proceeds																				30.00%			30.00%
Stock Issued During Period, Value, New Issues															$ 423,000	$ 1,978,000							$ 9,045,000
Over-Allotment Option [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									614	614
Overallotment, Potential Issuable Shares (in shares)									614	614
ATM Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)																			2,862				2,862
Proceeds from Issuance of Common Stock																			$ 1,400,000	$ 0		$ 1,367,000	$ 1,400,000
Stock Issued During Period, Value, New Issues																			$ 1,367,000				$ 1,366,000	$ 755,000
ATM Program [Member] | Ladenburg [Member]
Commission Fee, Percent Fee							3.00%
Reimbursement, Maximum Disbursement							$ 60,000
Reimbursement, Additional Maximum Quarterly Disbursement							$ 3,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 1,000											$ 1,000							$ 1,000		$ 1,000
Stock Issuance Agreement, Shares Authorized (in shares)			18,820
Preferred Stock, Convertible, Conversion Price (in dollars per share)	$ 8.04		$ 187
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)			5
Preferred Stock, Dividend Rate, Percentage			10.00%
Preferred Stock Dividend Rate Triggering Event Percentage			18.00%
Stock Redeemed or Called During Period, Value																							$ 1,551,000
Dividends, Preferred Stock, Cash																							600,000
Stock Issued During Period, Value, New Issues																							$ 0
Series C Preferred Stock [Member] | Equity Line Mandatory Redemption [Member]
Stock Redeemed or Called During Period, Shares (in shares)																							1,563
Stock Redeemed or Called During Period, Value																							$ 1,900,000
Series C Preferred Stock [Member] | Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)	235,846
Conversion of Stock, Shares Converted (in shares)	1,895
Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)				80
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)			$ 64	$ 64
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)				16,099										4,255			4,255
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Conversion of Stock, Amount Issued														$ 800,000							$ 800,000
Conversion of Stock, Shares Issued (in shares)														966							966
Conversion of Stock, Amount Converted														$ 1,600,000							$ 1,600,000
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to Senior Convertible Notes [Member]
Conversion of Stock, Shares Issued (in shares)														2,080							2,080
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Conversion of Stock, Shares Issued (in shares)														8,798			8,798
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Stock Issued During Period, Shares, New Issues (in shares)				161
Class of Warrant or Right, Issued During Period (in shares)				1,258
Series C Preferred Stock [Member] | First PIPE [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)				19
Series C Preferred Stock [Member] | First PIPE [Member] | Chief Managerial Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)				13
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,250												1,250
Proceeds from Issuance of Preferred Stock and Preference Stock														$ 300,000
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Conversion of Stock, Amount Issued														0.8
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member] | Placement Agent Fees and Expenses [Member]
Stock Issued During Period, Shares, New Issues (in shares)		30
Series C Preferred Stock [Member] | First and Second Private Placement [Member]
Payments of Stock Issuance Costs														$ 1,400,000							$ 1,400,000
Series C Preferred Stock [Member] | First and Second Private Placement [Member] | First and Second Purchase Agreement Placement Agent [Member]
Stock Issued During Period, Shares, New Issues (in shares)														191							191
Class of Warrant or Right, Issued During Period (in shares)														1,418							1,418
Payments of Stock Issuance Costs														$ 300,000							$ 300,000
Series C Preferred Stock [Member] | ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)																				402
Preferred Stock, Par or Stated Value Per Share (in dollars per share)															$ 1,000					$ 1,000	$ 1,000		$ 1,000
Stock Redeemed or Called During Period, Shares (in shares)																							1,563
Stock Redeemed or Called During Period, Value																				$ 0.5			$ 1,900,000
Preferred Stock, Redemption Premium, Percentage															20.00%					20.00%	20.00%		20.00%
Dividends, Preferred Stock, Cash																				$ 100,000			$ 600,000
Stock Redeemed or Called During Period, Value, Net																				$ 600,000			$ 2,500,000
Series C Preferred Stock [Member] | June 2024 Equity Line of Credit [Member]
Stock Redeemed or Called During Period, Shares (in shares)																							1,563
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						5,500
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 1,000	$ 0.001
Stock Issuance Agreement, Shares Authorized (in shares)					5,500
Preferred Stock, Convertible, Conversion Price (in dollars per share)					$ 324.27
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)					3
Preferred Stock, Dividend Rate, Percentage					10.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)														5,500							5,500
Stock Issued During Period, Value, Conversion of Convertible Securities														$ 6,900,000							$ 6,900,000		$ 6,900,000
Payments of Stock Issuance Costs					$ 68,000
Stock Issued During Period, Value, New Issues						$ 7,000,000																	$ 0
Preferred Stock, Value, Issued					7,000,000
Stock Issuance Agreement, Amount Authorized					$ 5,500,000
Series B Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)					$ 64.89
Series B Preferred Stock [Member] | July 2024 First Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)				5,500